Basis of Presentation and Summary of Significant Accounting Policies (Policies)	2 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited combined and condensed consolidated interim financial statements include our accounts and those of our wholly-owned subsidiaries, and they reflect all adjustments which are necessary for a fair statement of results of operations, financial position, and cash flows as if entities had been combined for all periods presented and are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Such unaudited combined and condensed consolidated interim financial statements have been prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. The year-end condensed balance sheet data was derived from audited financial statements but does not include all disclosures required by U.S. GAAP.

These unaudited combined and condensed consolidated interim financial statements should be read in conjunction with our annual financial statements for the year ended December 31, 2024 and have been prepared on a consistent basis with the accounting policies described in Note 1 of the Notes to the Consolidated Financial Statements included in our final prospectus filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, on June 27, 2025 (the “Prospectus.”)

The Company has elected to condense certain immaterial balance sheet line items, specifically, prepaid expenses and current tax receivable with existing assets classified as other assets into a single “other assets” caption on the balance sheet. The reclassification of the immaterial items does not change the underlying measurement, recognition, or total amounts reported on the balance sheet. Affected line items on the statement of cash flows will also be recast and presented in a manner consistent with the balance sheet presentation. Certain prior period amounts were reclassified to conform to the current period presentation, as applicable, and in accordance with ASC 250-10-50-1(b).

All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The combined and condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and these principles require making estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the combined and condensed consolidated financial statements, as well as the reported amounts of revenues and expenses during each reporting period. These estimates are based on information available as of the date of the combined and condensed consolidated financial statements. The actual results could differ materially from these estimates. Significant estimates include the determination of recovery income associated with the investment in charged off receivables. The recognition of revenue from previously charged-off receivables is primarily calculated using ASC 326 – Financial Instruments – Credit Losses, which is commonly referred to as the Current Expected Credit Loss model or “CECL,” which is based on expected future collections and involved significant judgement, including forecasts of macroeconomic conditions and collection trends, which are inherently uncertain and may change over time. Additionally, estimates of future credit losses on credit card receivables may have a significant effect on the provision for loan losses.

Jefferson Capital, Inc. before the business combination
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Separate statements of operations, comprehensive income, changes in stockholders’ equity, and cash flows have not been presented because the Company has not engaged in any business or other activities except in connection with its formation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Income Taxes

Income Taxes

The Company is subject to income taxes in the U.S. These tax laws are complex and subject to different interpretations by the taxpayer and the relevant government taxing authorities. When determining our domestic and non-U.S. income tax expense, we make judgments about the application of these inherently complex laws.

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine the DTAs and DTLs on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.

We recognize DTAs to the extent that we believe that these assets are more likely than not to be realized in making such a determination. We consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of recent operations. If we determine that we would be able to realize our DTAs in the future in excess of their net recorded amount, we would make an adjustment to the DTA valuation allowance, which would reduce the provision for income taxes.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold. We recognize the largest amount of the tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority.